SCHEDULE OF LONG-TERM INVESTMENTS, NET (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Long-term investments, net	$ 99,902
Non-marketable equity securities [Member]
Ownership interest	4.00%